COLLATERALIZED TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
COLLATERALIZED TRANSACTIONS
Schedule of margin loans and client's collateral received and repledged

	As of December 31,
	2021	2022

	(HK$ in thousands)

Margin loan extended to margin clients (net)	29,084,958	24,653,884
Securities purchased under agreements to resell transactions	106,203	32,000
Collateral received from margin clients	119,745,500	109,296,132
Collateral received from brokers	144,156	48,349
Collateral repledged to commercial banks and other financial institutions	20,953,603	12,326,953

Schedule of market value of securities borrowed and lent and cash collateral received and deposited

	As of December 31,
	2021	2022

	(HK$ in thousands)
Securities borrowed and loaned (1)	8,436,638	12,786,899
Cash collateral received from borrowers	9,737,786	14,874,210
Cash collateral deposited with lenders	3,120,123	1,889,795

(1)Borrowed securities include securities borrowed from margin clients under authorization, in this case no cash collateral is required.